Finance Costs - Summary of Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance costs [line items]
Unwinding of discount on asset retirement obligations (Note 20)	$ 51	$ 17
Interest on net defined benefit pension and other post-retirement plan obligations (Note 28)	15	19
Borrowing costs capitalized to property, plant and equipment	(12)	(11)
Interest income	(17)	(2)
Finance costs	538	238
Short-term debt [member]
Disclosure of finance costs [line items]
Interest expense	129	9
Long-term debt [member]
Disclosure of finance costs [line items]
Interest expense	$ 372	$ 206